Property and Equipment, Net (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2025
Property, Plant, and Equipment [Abstract]
Depreciation expenses	$ 46	$ 58